Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Lease [Abstract]
Schedule of company’s lease is presented
	December 31, 2021	December 31, 2020
Operating Leases
Operating lease right-of-use assets	$-	$2,827

Operating lease liabilities - current	$-	$2,827
Operating lease liability – non-current	-	-
Total operating lease liabilities	$-	$2,827

Schedule of company’s lease expenses
	Three Months Ended June 30,
	2022	2021
Operating lease expenses	$-	$1,239

	Six Months Ended June 30,
	2022	2021
Operating lease expenses	$-	$2,473

	Year Ended
	December 31, 2021	December 31, 2020
Operating lease expenses	$2,894	$4,635

Schedule of other information related to leases is presented
	Six Months Ended June 30,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$-	$2,473

Weighted Average Remaining Lease Term:
Operating leases	-	0.17 years

Weighted Average Discount Rate:
Operating leases	-%	4.75%

	Year Ended
	December 31, 2021	December 31, 2020
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$2,894	$4,635

Weighted Average Remaining Lease Term:
Operating leases	-	0.66 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%